SCHEDULE OF DEFERRED TAX ASSETS (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
NOL Carryforward	$ 6,391,691	$ 6,391,691
AMT Credit	111,950	111,950
Fixed assets and intangibles
Stock Compensation
Accruals and other
Total deferred tax assets	6,503,641	6,503,641
Valuation allowance	(6,391,641)	(6,391,641)
Net deferred tax asset	$ 111,950	$ 111,950